INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of investments in associates and joint ventures [Abstract]
Associates			$ 975,032	$ 925,823
Joint ventures			7,711	117,191
Total	$ 302.4		$ 982,743	$ 1,043,014	[2]

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.